Schedule I - Condensed Financial Information of Parent Condensed Financial Information of Parent Company, Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 3,209	$ 2,278	$ 2,607	$ 2,963	$ 2,256	$ 2,917
Other assets	753	623		659
Total Assets	24,026	25,147		21,347
Accrued expenses and other liabilities	1,554.0	1,317.0		2,277.0
Debt	8,196	6,463		6,498
Total liabilities	14,303	17,293		13,433
Commitments and contingencies
Limited partner	4,859	4,087		3,521
General partner	(303)	(311)		(318)
Total equity	9,723	7,854		7,914	7,274	6,800
Total Liabilities and Equity	24,026	25,147		21,347
Parent Company [Member]
Cash and cash equivalents		24		204	82	291
Other assets		158		142
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		6,805		6,072
Total Assets		6,987		6,418
Accrued expenses and other liabilities		99.0		100.0
Debt		3,112		3,115
Total liabilities		3,211		3,215
Limited partner		4,087		3,521
General partner		(311)		(318)
Total equity		3,776		3,203
Total Liabilities and Equity		$ 6,987		$ 6,418